FLEXSHARES® TRUST

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

FlexShares® US Quality Large Cap Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Real Assets Allocation Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

SUPPLEMENT DATED June 21, 2016 TO

PROSPECTUS DATED March 1, 2016

1.  The following replaces the paragraph under “Management” on pages 5, 9, 14, 36, 40, 58, 63, 68, 74, 79 and 84, with the following:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Robert Anstine, Michael O’Connor and Brendan Sullivan, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since October 2013, June 2016 and June 2016, respectively.

2.  The following replaces the paragraph under “Management” on pages 21, 27, 31, 46 and 53 with the following:

Investment Adviser and Portfolio Managers. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Fund. Robert Anstine, Michael O’Connor and Brendan Sullivan, each a Vice President of Northern Trust Investments, Inc., have served as Portfolio Managers of the Fund since inception of the Fund, June 2016 and June 2016, respectively.

3.  The following replaces the second paragraph on page 139 under “Description of Fund Management – Portfolio Managers”:

Michael O’Connor is a Vice President of NTI. Mr. O’Connor joined NTI in 2009 and is a Senior Portfolio Manager responsible for the management of international equity index funds, overlay solutions, and equity exchange-traded funds.

Brendan Sullivan is a Vice President of NTI. Mr. Sullivan joined NTI in 2012 and is a Senior Portfolio Manager responsible for the management of international equity index portfolios, overlay mandates and equity exchange-traded funds. Prior to joining NTI in May 2012, Mr. Sullivan was an Index Strategist at RBC Capital Markets, where he produced research and advised clients on implementing strategies around index events.

4.  Effective June 2, 2016, Patrick Dwyer is no longer a portfolio manager of the above listed Funds. All references to Mr. Dwyer in the Prospectus are hereby deleted.

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES® TRUST

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

FlexShares® US Quality Large Cap Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Real Assets Allocation Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

SUPPLEMENT DATED JUNE 21, 2016 TO

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2016

1.  The disclosure as to the portfolio managers of the above listed Funds in the table under the section “Portfolio Managers” on page 68 of the SAI is replaced with the following:

NAME OF FUND	PORTFOLIO MANAGERS
FlexShares Morningstar US Market Factor Tilt Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan
FlexShares US Quality Large Cap Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan
FlexShares Morningstar Global Upstream Natural Resources Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan
FlexShares STOXX® Global Broad Infrastructure Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan
FlexShares Global Quality Real Estate Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan
FlexShares Real Assets Allocation Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan
FlexShares Quality Dividend Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan
FlexShares Quality Dividend Defensive Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan
FlexShares Quality Dividend Dynamic Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan
FlexShares International Quality Dividend Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan
FlexShares International Quality Dividend Defensive Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan

NAME OF FUND	PORTFOLIO MANAGERS
FlexShares International Quality Dividend Dynamic Index Fund	Robert Anstine, Michael O’Connor and Brendan Sullivan

2.  The following disclosure is added under the section entitled “Portfolio Managers – Accounts Managed by Portfolio Managers” beginning on page 68 of the SAI:

The table below discloses accounts within each type of category listed below for which Michael O’Connor was jointly and primarily responsible for day-to-day portfolio management as of June 10, 2016.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
FlexShares Trust:	16	$6,753,365,117	0	$0
Other Registered Investment Companies:	2	$171,786,095	0	$0
Other Pooled Investment Vehicles:	4	$7,684,958,596	0	$0
Other Accounts:	4	$1,259,015,471	0	$0

The table below discloses accounts within each type of category listed below for which Brendan Sullivan was jointly and primarily responsible for day-to-day portfolio management as of June 10, 2016.

Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee is Based on Performance	Total Assets that Advisory Fee is Based on Performance
FlexShares Trust:	16	$6,753,365,117	0	$0
Other Registered Investment Companies:	0	$0	0	$0
Other Pooled Investment Vehicles:	4	$1,749,225,315	0	$0
Other Accounts:	2	$972,603,042	0	$0

3.  As of June 10, 2016, Michael O’Connor and Brendan Sullivan did not own any shares of the above listed Funds.

4.  Effective June 2, 2016, Patrick Dwyer is no longer a portfolio manager of the above listed Funds. All references to Mr. Dwyer in the SAI are hereby deleted.

Please retain this Supplement for future reference.

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